Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 5,389	$ 11,685
Accounts receivable	2,270
Non-trade accounts receivable	1,202	1,493
Non-trade accounts receivable – related parties	182
Inventories	1,564
Prepaid expenses and other current assets	660	48
Total current assets	11,267	13,226
Property, plant and equipment, net	7,443
Intangible assets, net	6,350
Deferred transaction costs		9,265
Goodwill	60,061
Other noncurrent assets	497
TOTAL ASSETS	85,618	22,491
Current liabilities:
Accounts payable	8,954	4,651
Accounts payable – related parties	42
Non-trade accounts payable	47,951
Non-trade accounts payable – related parties	218
Short term debt	3,546
Short term debt – related parties	1,230	484
Current portion of long-term debt	1,593
Convertible promissory notes	2,296
July investment agreement derivative		379,205
CPU Share Allocation Obligation		292,680
Accrued expenses and other current liabilities	27,263	339
Total current liabilities	93,093	677,359
Long term debt	2,609
Long term debt – related parties	15
Other noncurrent liabilities	725
Total Liabilities	96,442	677,359
Commitments and contingencies (Note 19)
Stockholders’ Deficit
Common stock $0.0001 par value, 1,500,000,000 shares authorized, 593,349,852 and 0 shares issued and outstanding as of March 31, 2026 and December 31, 2025	59	45	[1]
Preferred stock $0.0001 par value, 1,000,000 shares authorized, none issued or outstanding
Equity-classified CPU share allocation	186,766
Additional paid-in capital	908,599	(2,374)
Convertible preferred units (Note 13 – Equity)		26,262
Accumulated deficit	(1,119,121)	(678,807)
Accumulated other comprehensive income	(1,062)	6
Total stockholders’ deficit	(24,759)	(654,868)
Noncontrolling interest	13,935
Total deficit	(10,824)	(654,868)
Total liabilities and stockholders’ deficit	$ 85,618	$ 22,491

[1]	Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization that is discussed in Note 3